Nature of Business	4 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1 - NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on February 28, 2014, under the name Connect Interactive, Inc. The Company has limited operations and is developing a business plan to provide online dating services to customers in the United States with an emphasis to market to military and retired military personnel. To date, its business activities have been limited to organizational matters and developing a website. It is considered a development stage enterprise and has not yet realized any revenues from its planned operations.